ACQUISITIONS (Details)				1 Months Ended	2 Months Ended	3 Months Ended									9 Months Ended	10 Months Ended		12 Months Ended
	May. 07, 2015 USD ($)	Aug. 04, 2014 USD ($) $ / shares shares	Mar. 06, 2014 USD ($) plant	Mar. 31, 2014 USD ($)	Dec. 31, 2012 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Sep. 30, 2013 USD ($) $ / shares	Jun. 30, 2013 USD ($) $ / shares	Mar. 31, 2013 USD ($) $ / shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Nov. 06, 2012 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 USD ($) $ / shares	Jun. 30, 2015 shares	Nov. 21, 2014 USD ($)
ACQUISITIONS
Payments to Acquire Businesses, Gross						$ 80,000,000									$ 80,000,000
Purchase Price - Cash
Payments to Acquire Businesses, Net of Cash Acquired						0				$ 38,636,000								$ 44,038,000	$ 0	$ 0
Fair value of identifiable assets acquired
Net identifiable assets acquired						88,800,000
number of power plants | plant			2
Contractual Agreement, Term			10 years
Shares Issued, Price Per Share | $ / shares		$ 22.17
Transaction costs associated with acquisition																		9,900,000
Unaudited Pro Forma Information
Revenue						185,938,000	$ 227,182,000	$ 212,676,000	$ 195,063,000	213,591,000	$ 175,140,000	$ 160,629,000	$ 154,703,000	$ 144,250,000				848,513,000	634,722,000	496,129,000
Net income					$ (4,228,000)	(13,905,000)	(7,448,000)	(26,032,000)	$ (2,961,000)	(1,289,000)	$ 673,000	$ (4,069,000)	$ (6,192,000)	$ (6,382,000)			$ (260,000)	(37,731,000)	(15,970,000)	(4,488,000)
Net loss attributable to common unitholders																		$ 0	0	$ (22,910,000)
Basic and diluted net loss per subordinated unit (in dollars per share) | $ / shares					$ (0.71)													$ (0.93)		$ (0.17)
Total revenue						180,549,000												$ 842,728,000
Net income						(10,751,000)												(31,322,000)
Business Combination, Consideration Transferred		$ 98,625,000																98,625,000
Revenue from Related Parties						7,447,000				0								13,267,000	0	$ 0
valley wells [Member]
Unaudited Pro Forma Information
Revenue from Related Parties						5,389,000												5,785,000
Related Party Transaction, Other Revenues from Transactions with Related Party						(3,154,000)												(6,409,000)
TexStar Rich Gas System [Member]
ACQUISITIONS
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		404,414,000
Consideration paid in excess of purchase price for the TexStar Rich Gas System		98,625,000					98,625,000									$ 98,625,000		98,625,000
Fair value of identifiable assets acquired
Current assets		1,295,000
Property, plant and equipment		255,220,000
Noncontrolling Interest in Joint Ventures		152,050,000
Total assets acquired		408,565,000
Business Combination, Liabilities Arising from Contingencies, Amount Recognized		(102,776,000)
Net identifiable assets acquired		305,789,000
Pipelines
Fair value of identifiable assets acquired
Net identifiable assets acquired		100,000,000
Onyx Midstream LP & Onyx Pipeline Company [Member]
ACQUISITIONS
Consideration paid in excess of purchase price for the TexStar Rich Gas System						$ 0		$ 0							$ 0
Fair value of identifiable assets acquired
Current assets			$ 730,000
Property, plant and equipment			39,413,000
Total assets acquired			40,143,000
Current liabilities			(1,407,000)
Net identifiable assets acquired			38,636,000
Unaudited Pro Forma Information
Net income																4,200,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other			$ (100,000)
Texoz [Member]
ACQUISITIONS
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net																						$ 5,400,000
Fair value of identifiable assets acquired
Net identifiable assets acquired																						$ 5,400,000
Valley Wells Systems and Compression Assets [Member]
Unaudited Pro Forma Information
Net Assets							$ 77,300,000									77,300,000		77,300,000
Pro Forma [Member] | Onyx Midstream LP & Onyx Pipeline Company [Member]
Unaudited Pro Forma Information
Total revenue				$ 300,000						214,240,000						$ 1,300,000		843,376,000	639,104,000
Net income				$ 100,000						(1,397,000)								(31,400,000)	(18,306,000)
Common Units [Member]
Purchase Price - Cash
Common Stock, Shares, Issued | shares						4,500,000
Class B Convertible Units [Member]
Unaudited Pro Forma Information
Net income						$ (3,119,000)												(7,436,000)
Business Combination, Consideration Transferred		27,925,000																27,925,000
Subordinated Limited Partners [Member]
Unaudited Pro Forma Information
Net income					$ (2,071,000)	(2,513,000)				(506,000)								(8,105,000)	(7,822,000)
Net loss attributable to common unitholders						$ (2,533,000)				$ (719,000)
Basic and diluted net loss per subordinated unit (in dollars per share) | $ / shares						$ (0.21)				$ (0.06)
Business Combination, Consideration Transferred		23,308,000																23,308,000
Common Limited Partners [Member]
Unaudited Pro Forma Information
Net income					(2,072,000)	$ (4,902,000)				$ (757,000)								(15,155,000)	(7,829,000)
Net loss attributable to common unitholders					(8,683,000)	$ (4,936,000)				$ (1,045,000)								(20,175,000)		$ (2,072,000)
Basic and diluted net loss per subordinated unit (in dollars per share) | $ / shares						$ (0.21)				$ (0.06)
Business Combination, Consideration Transferred		45,420,000																45,420,000
General Partner [Member]
Unaudited Pro Forma Information
Net income					$ (85,000)	$ (217,000)				$ (26,000)								(626,000)	(319,000)
Business Combination, Consideration Transferred		$ 1,972,000																$ 1,972,000
Class B Convertible Units [Member] | Class B Convertible Units [Member]
Fair value of identifiable assets acquired
Conversion of Stock, Shares Issued | shares		14,633,000				15,149,636												14,633,000
Class B Convertible Units [Member] | Common Limited Partners [Member]
Fair value of identifiable assets acquired
Conversion of Stock, Shares Issued | shares																		0
Class B Convertible Units [Member] | General Partner [Member]
Fair value of identifiable assets acquired
Conversion of Stock, Shares Issued | shares																		0
Common Units [Member] | Pro Forma [Member] | Onyx Midstream LP & Onyx Pipeline Company [Member]
Unaudited Pro Forma Information
Net income										$ (1,115,000)								$ (20,211,000)	$ (9,934,000)
Net loss per unit - (basic and diluted) | $ / shares										$ 0								$ (0.85)	$ (0.68)
Subordinated Units [Member]
Unaudited Pro Forma Information
Basic and diluted net loss per subordinated unit (in dollars per share) | $ / shares											$ (0.01)	$ (0.19)	$ (0.27)	$ (0.26)
Subordinated Units [Member] | Pro Forma [Member] | Onyx Midstream LP & Onyx Pipeline Company [Member]
Unaudited Pro Forma Information
Net income										$ (745,000)								$ (8,373,000)	$ (9,678,000)
Net loss per unit - (basic and diluted) | $ / shares										$ 0								$ (0.69)	$ (0.79)
Subsequent Event [Member]
ACQUISITIONS
Payments to Acquire Businesses, Gross	$ 77,600,000
Purchase Price - Cash
Payments to Acquire Businesses, Net of Cash Acquired	$ 15,000,000
Subsequent Event [Member] | Common Units [Member]
Purchase Price - Cash
Common Stock, Shares, Issued | shares																					4,500,000